DEBT - Borrowings by Nature and Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total debt	€ 2,724,745	€ 2,089,737
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	1,835,022	1,185,470
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	761,164	788,269
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	62,290	60,496
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	28,553	32,946
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	37,716	22,556
Due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	889,228	421,323
Due within one year | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	500,417	7,260
Due within one year | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	306,169	338,366
Due within one year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	16,373	20,195
Due within one year | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	28,553	32,946
Due within one year | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	37,716	22,556
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Total debt	1,519,532	1,355,631
Due between one and five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	1,034,605	879,834
Due between one and five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	454,995	449,903
Due between one and five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	29,932	25,894
Due between one and five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due between one and five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Total debt	315,985	312,783
Due beyond five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	300,000	298,376
Due beyond five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt		0
Due beyond five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	15,985	14,407
Due beyond five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	€ 0	€ 0